Warrants - Schedule of Remaining Outstanding Equity Warrants (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares
2022 [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	Delta Drone Warrants (L.I.A. Pure Capital Ltd)	[1]
Expiration date	July 31, 2028	[1]
No. of warrants issued	111,261	[1]
Exercise price per share | $ / shares	$ 4	[1]
No. of Ordinary shares underlying warrants	111,261	[1]
2023 [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Underwriter Warrants	[2]
Expiration date	July 31, 2028	[2]
No. of warrants issued	97,500	[2]
Exercise price per share | $ / shares	$ 5	[2]
No. of Ordinary shares underlying warrants	97,500	[2]
2023 [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Consultant Warrants	[3]
Expiration date	September 20, 2028	[3]
No. of warrants issued	144,606	[3]
Exercise price per share | $ / shares	$ 1.275	[3]
No. of Ordinary shares underlying warrants	144,606	[3]

[1]	issued on February 2, 2022 to a former parent Company
[2]	see Note 10c2
[3]	see Note 10c4